Equity Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		11 Months Ended		12 Months Ended
	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Stock-based compensation expense			$ 1,765	$ 44,812
weighted-average grant date fair value of options granted			$ 3.43	$ 0.81
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 5,700	$ 9,900
Amount of cost not yet recognized for nonvested award		$ 2,400		$ 2,400
Weighted-average period over which cost not yet recognized				1 year 11 months 15 days
Share based compensation stock options granted				1,750,000
Common stock, capital shares reserved for future issuance		37,422,305		37,422,305
Restricted Stock Units
Stock-based compensation expense		$ 0		$ 42,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 0	35,000
Amount of cost not yet recognized for nonvested award		$ 41,900		$ 41,900
Weighted-average period over which cost not yet recognized				2 years 10 months 6 days
Vested				7,007,789
Common stock, capital shares reserved for future issuance		11,332,591		11,332,591
Restricted Stock Awards
Stock-based compensation expense				$ 600
Vested				120,000
CEO Award [Member]
Share based compensation stock options vesting period	3 years
Share based compensation stock options granted	500,000
Common stock exercise price	$ 0.96
CEO Award [Member] | Chief Executive Officer [Member]
Share based compensation stock options granted	1,250,000
Two Thousand Thirteen Equity Incentive Plan [Member] | CEO Award [Member]
Share based compensation stock options granted	1,750,000
2022 Equity Incentive Plan
Percentage of the common stock of all classes outstanding on preceding year				5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		18,332,215		18,332,215
Common stock, capital shares reserved for future issuance		4,748,116		4,748,116